TRADE RECEIVABLES AND OTHER - Schedule of Trade Receivables and Other (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	0	14
Other tax receivables	0	0
Contract assets	16	15
Prepaid expenses	0	1
Other	15	13
Total other receivables	31	43
Total trade receivables and other	31	43
Current
Trade receivables	386	465
Income tax receivables	17	16
Other tax receivables	54	38
Contract assets	2	2
Prepaid expenses	8	8
Other	23	10
Total other receivables	104	74
Total trade receivables and other	490	539
Total factored assets	494	574
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	388	467
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (2)	€ (2)